Schedule of Investments (unaudited)
April 30, 2024
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.7%
Alabama Corrections Institution Finance Authority, RB, 5.25%, 07/01/47	$870	$ 943,730
Black Belt Energy Gas District, RB(a)
Series B, 5.25%, 12/01/53	5,455	5,819,131
Series C, 5.50%, 10/01/54	10,000	10,761,997
Series F, 5.50%, 11/01/53	795	836,342
Energy Southeast A Cooperative District, RB(a)
Series B, 5.25%, 07/01/54	6,575	6,950,548
Series B-1, 5.75%, 04/01/54	5,940	6,464,411
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)	1,345	1,425,915
		33,202,074
Arizona — 4.7%
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	3,335	3,676,006
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	3,400	3,143,699
Salt Verde Financial Corp., RB
5.00%, 12/01/32	8,000	8,419,683
5.00%, 12/01/37	7,460	7,914,237
		23,153,625
Arkansas — 1.1%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49(b)	4,665	4,547,132
AMT, Sustainability Bonds, 5.70%, 05/01/53	855	874,364
		5,421,496
California — 4.8%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	750	735,852
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	2,970	2,969,785
City of Long Beach California Harbor Revenue, ARB, Series B, AMT, Sustainability Bonds, 5.00%, 05/15/43	2,000	2,042,364
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/46	2,325	2,430,210
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 4.00%, 12/01/56(b)	330	240,443
Riverside County Transportation Commission, RB, CAB(c)
Series B, Senior Lien, 0.00%, 06/01/41	5,000	2,326,922
Series B, Senior Lien, 0.00%, 06/01/42	6,000	2,665,421
Series B, Senior Lien, 0.00%, 06/01/43	5,000	2,062,112
San Marcos Unified School District, GO, CAB(c)
Series B, Election 2010, 0.00%, 08/01/34	3,500	2,523,865
Series B, Election 2010, 0.00%, 08/01/36	4,000	2,613,357
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	3,000	3,096,825
		23,707,156
Colorado — 4.3%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/43	10,000	10,177,646
Series A, AMT, 5.00%, 12/01/48	5,055	5,113,630
Security	Par (000)	Value
Colorado (continued)
City & County of Denver Colorado Airport System Revenue, Refunding ARB (continued)
Series D, AMT, 5.75%, 11/15/45	$835	$ 922,909
Denver City & County School District No. 1, GO, (SAW), 4.00%, 12/01/45	5,000	4,892,558
		21,106,743
Delaware — 0.6%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	2,935	2,869,918
District of Columbia — 5.8%
District of Columbia Income Tax Revenue, RB
Series A, 5.00%, 07/01/47	2,050	2,180,141
Series C, 4.00%, 05/01/45	2,480	2,401,834
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	22,365	23,037,871
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	1,000	1,054,864
		28,674,710
Florida — 1.9%
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	4,760	4,794,938
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	210	197,649
Florida Development Finance Corp., Refunding RB, AMT, 07/15/32(a)(b)(d)	1,725	1,780,241
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	410	432,905
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(e)(f)	3,159	2,116,314
		9,322,047
Georgia — 1.9%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	9,000	9,398,969
Illinois — 4.0%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,065	1,054,105
Series C, 5.25%, 12/01/35	2,905	2,905,071
Series D, 5.00%, 12/01/46	3,805	3,798,290
Series H, 5.00%, 12/01/36	920	934,278
Chicago Board of Education, Refunding GO, Series G, 5.00%, 12/01/34	915	939,761
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/47	5,205	5,231,166
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/44	2,000	1,923,900
State of Illinois, GO, 5.00%, 02/01/39	2,990	2,989,845
		19,776,416
Indiana — 2.2%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	1,525	1,525,755
AMT, 7.00%, 01/01/44	3,680	3,681,625
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 01/01/42	5,570	5,673,596
		10,880,976
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iowa — 0.7%
University of Iowa Facilities Corp., RB, BAB
5.00%, 06/01/47	$1,890	$ 2,027,681
5.00%, 06/01/48	1,190	1,274,591
		3,302,272
Kentucky — 2.5%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	9,000	8,871,763
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(g)	2,325	2,629,659
Kentucky State Property & Building Commission, RB, Series A, 5.50%, 11/01/42	875	986,104
		12,487,526
Louisiana — 0.2%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	805	805,608
Maryland — 1.5%
Washington Suburban Sanitary Commission, RB, (GTD), 4.00%, 06/01/46	7,380	7,206,255
Massachusetts — 1.3%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	1,815	1,852,557
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	4,245	4,402,289
		6,254,846
Michigan — 6.5%
Lansing Community College, GO, 5.00%, 05/01/44	5,070	5,301,640
Michigan Finance Authority, RB, 5.00%, 11/01/44	5,000	5,041,998
Michigan Finance Authority, Refunding RB, Series MI1, 5.00%, 12/01/48	2,000	2,046,270
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 10/15/45	6,300	6,371,010
Series I, 5.00%, 10/15/46	1,000	1,019,066
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	10,000	10,168,030
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	2,120	2,089,539
		32,037,553
Minnesota — 0.6%
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	2,940	2,988,303
New Hampshire(b) — 0.4%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	755	672,993
Series C, AMT, 4.88%, 11/01/42	1,585	1,426,403
		2,099,396
New Jersey — 10.6%
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(e)(f)	3,680	45,448
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	2,035	2,056,372
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	3,415	3,678,341
Series EEE, 5.00%, 06/15/48	11,690	12,047,885
AMT, 5.38%, 01/01/43	2,285	2,286,051
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	5,623	5,633,233
Security	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB, 5.00%, 07/01/44	$475	$ 475,529
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series C, AMT, Subordinate, 5.00%, 12/01/52	2,485	2,499,414
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 06/15/46	2,800	2,892,982
South Jersey Port Corp., ARB
Series A, 5.00%, 01/01/49	2,500	2,568,761
Series B, AMT, 5.00%, 01/01/42	4,000	4,081,418
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	3,075	3,143,271
Sub-Series B, 5.00%, 06/01/46	10,900	11,000,830
		52,409,535
New York — 10.0%
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	3,210	3,281,214
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,545	1,609,522
New York City Municipal Water Finance Authority, RB, Series GG, 5.00%, 06/15/48	3,000	3,158,255
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series D-1, 5.25%, 11/01/48	5,000	5,416,234
New York Counties Tobacco Trust II, RB, 5.75%, 06/01/43	810	811,254
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,200	3,200,649
New York Counties Tobacco Trust VI, Refunding RB, Series A-2B, 5.00%, 06/01/51	6,395	5,789,291
New York Liberty Development Corp., Refunding RB(b)
Class 1, 5.00%, 11/15/44	6,230	6,233,892
Class 2, 5.38%, 11/15/40	1,655	1,669,218
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/44	1,610	1,675,913
Series B, 5.00%, 02/15/35	7,500	7,580,320
New York State Dormitory Authority, Refunding RB, Series E, 4.00%, 03/15/44	1,520	1,480,590
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/45	1,835	1,775,977
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	915	990,248
Series A, AMT, 5.00%, 07/01/46	1,165	1,144,474
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	2,125	2,238,759
Port Authority of New York & New Jersey, Refunding RB, 4.00%, 09/01/39	1,110	1,119,605
		49,175,415
Ohio — 1.6%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	4,350	3,943,033
Miami University/Oxford Ohio, Refunding RB, Series A, 4.00%, 09/01/45	2,670	2,598,499
University of Cincinnati, Refunding RB, Series A, 5.00%, 06/01/44	1,390	1,432,462
		7,973,994
Oklahoma — 0.3%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,735	1,761,872

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania — 2.1%
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	$5,000	$ 5,053,578
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	4,725	4,796,347
Montgomery County Higher Education and Health Authority, Refunding RB, 5.00%, 09/01/48	715	722,650
		10,572,575
Puerto Rico — 5.4%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	2,810	3,027,239
Series A-1, Restructured, 5.75%, 07/01/31	2,536	2,822,810
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,044	3,944,689
Series A-1, Restructured, 5.00%, 07/01/58	10,387	10,340,188
Series A-2, Restructured, 4.78%, 07/01/58	3,325	3,224,550
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	10,165	3,167,425
		26,526,901
Tennessee — 5.3%
City of Memphis Tennessee Electric System Revenue, RB, Series A, 4.00%, 12/01/45	1,500	1,473,595
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	2,545	2,588,124
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB
5.25%, 05/01/48	2,500	2,660,681
Series A, 5.00%, 07/01/46	6,590	6,637,981
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series B, Subordinate, (AGM), 5.25%, 07/01/48	2,900	3,105,490
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	7,260	7,463,172
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Sustainability Bonds, 6.25%, 01/01/54	2,200	2,376,468
		26,305,511
Texas — 15.6%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	845	842,559
7.88%, 11/01/62	720	719,779
Arlington Independent School District, Refunding GO, (PSF), 4.00%, 02/15/48	6,000	5,645,461
Bexar County Hospital District, GO, 5.00%, 02/15/48	1,000	1,052,274
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	3,630	3,725,835
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 10/01/46	3,550	3,644,318
Dallas Fort Worth International Airport, Refunding ARB, Series B, 5.00%, 11/01/47	1,625	1,736,915
Dallas Fort Worth International Airport, Refunding RB, 4.00%, 11/01/45	1,065	1,020,522
Dallas Independent School District, Refunding GO, (PSF), 5.00%, 02/15/49	6,000	6,413,568
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	470	470,071
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	4,900	4,597,920
Harris County Municipal Utility District No. 534, GO
(AGM), 5.00%, 09/01/47	1,750	1,810,189
Security	Par (000)	Value
Texas (continued)
Harris County Municipal Utility District No. 534, GO (continued)
(BAM), 5.00%, 09/01/47	$1,100	$ 1,137,833
Harris County-Houston Sports Authority, Refunding RB(c)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(h)	6,000	2,739,626
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/37	10,120	4,571,951
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/35	5,000	2,871,641
Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/38	12,580	5,747,823
Little Elm Independent School District, GO, (PSF), 5.00%, 08/15/46	3,170	3,273,095
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(h)	15,200	6,987,287
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	3,900	3,979,910
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 5.75%, 03/01/54	4,960	5,319,324
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	2,310	2,319,817
Texas Water Development Board, RB, 4.00%, 10/15/44	2,500	2,410,575
Thrall Independent School District, GO, (PSF), 5.25%, 02/15/48	3,525	3,817,458
		76,855,751
Utah — 0.3%
County of Utah, RB, Series A, 4.00%, 05/15/43	1,500	1,464,024
Washington — 0.6%
Washington Health Care Facilities Authority, RB, Series A, 5.00%, 08/15/45	3,000	3,006,419
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 4.00%, 11/15/39	5,000	4,792,689
Total Municipal Bonds — 104.5% (Cost: $503,638,111)		515,540,575
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
California — 7.2%
City of Los Angeles Department of Airports, ARB
Series B, AMT, 5.00%, 05/15/46	8,800	8,896,134
Sub-Series A, AMT, 5.00%, 05/15/42	11,420	11,667,267
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/48	14,500	15,086,464
		35,649,865
Colorado — 2.6%
Denver City & County School District No. 1, GO, Series A, (SAW), 5.00%, 12/01/45	11,625	12,600,239
Illinois — 2.7%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/41	13,000	13,303,159
Indiana — 2.5%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series A, 5.00%, 02/01/49	11,970	12,373,037
Massachusetts — 2.1%
Commonwealth of Massachusetts, GO, Series D, 5.00%, 09/01/51	10,000	10,550,913
Michigan — 2.2%
State of Michigan Trunk Line Revenue, RB, BAB, 5.00%, 11/15/46	10,000	10,759,031
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nevada — 4.1%
County of Clark Nevada, GO, Series A, 5.00%, 05/01/48	$19,650	$ 20,332,148
New Jersey — 2.1%
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/48	10,000	10,381,902
New York — 6.6%
New York City Municipal Water Finance Authority, RB, Series DD1, 5.00%, 06/15/48	10,000	10,310,624
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.25%, 06/15/46	10,000	11,086,566
New York State Urban Development Corp., Refunding RB, 5.00%, 03/15/47	10,535	11,060,845
		32,458,035
Oregon — 2.8%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, 5.50%, 07/01/48	12,705	13,734,326
South Carolina — 3.5%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	16,400	17,252,400
Texas — 2.6%
Texas Water Development Board, RB, Series A, 5.25%, 10/15/51	11,775	12,812,189
Washington — 4.4%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	10,975	11,077,009
State of Washington, GO, Series C, 5.00%, 02/01/47	10,000	10,668,629
		21,745,638
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.4% (Cost: $219,161,780)		223,952,882
Total Long-Term Investments — 149.9% (Cost: $722,799,891)		739,493,457

Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(j)(k)	8,254,680	$ 8,255,505
Total Short-Term Securities — 1.7% (Cost: $8,255,465)		8,255,505
Total Investments — 151.6% (Cost: $731,055,356)		747,748,962
Other Assets Less Liabilities — 1.5%		7,591,291
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.9)%		(107,891,736)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.2)%		(154,100,000)
Net Assets Applicable to Common Shares — 100.0%		$ 493,348,517

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 24,056,456	$ —	$ (15,802,050)(a)	$ 1,070	$ 29	$ 8,255,505	8,254,680	$ 432,738	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Trust (BFK)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 515,540,575	$ —	$ 515,540,575
Municipal Bonds Transferred to Tender Option Bond Trusts	—	223,952,882	—	223,952,882
Short-Term Securities
Money Market Funds	8,255,505	—	—	8,255,505
	$8,255,505	$739,493,457	$—	$747,748,962
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(106,689,984)	$—	$(106,689,984)
VMTP Shares at Liquidation Value	—	(154,100,000)	—	(154,100,000)
	$—	$(260,789,984)	$—	$(260,789,984)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
Schedule of Investments